Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Selected Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Operating Results
The following table presents the quarterly operating results:

	1st		2nd	3rd	4th
2020
Net sales	$90,689		$104,963	$104,174	$105,285
Gross profit	41,431		47,936	48,307	52,316
Consolidated net income	4,499		10,295	9,020	14,378
Basic net income (loss) per share	0.23		0.53	0.47	0.74
Diluted net income (loss) per share	$0.22	(3)	$0.49	$0.44	$0.68

2019
Net sales	$91,628		$93,339	$96,800	$80,222
Gross profit	40,440		41,071	42,952	12,654
Consolidated net income	6,536		13,093	6,502	(9,898	)(1)(2)
Basic net income per share	0.33		0.67	0.33	(0.50)
Diluted net income per share	$0.33		$0.65	$0.31	$(0.50	)(3)

(1)	Includes corporate and vapor restructuring costs of $12.7 million net of tax of $5.1 million
(2)	Includes an immaterial out of period non-cash adjustment of $0.8 million net of tax of $0.3 million related to the prior quarters of 2019
(3)  The effect of 3,202,808 shares issuable upon conversion of the Convertible Senior Notes were excluded from the diluted net income per share calculation because the effect would have been antidilutive.